Non-cash operating items (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items from discontinued operations consist of the following:

	2014	2013
Accounts receivable	$2,572	$(213)
Prepaid expenses	36	(11)
Accrued liabilities	(1,346)	260
	$1,262	$36
The changes in non-cash operating items consist of the following:

	2014	2013
Accounts receivable	$(23,640)	$(49,888)
Related party balances	—	(996)
Natural gas in storage	(5,942)	(6,330)
Supplies and consumable inventory	(3,861)	(525)
Income taxes receivable	(189)	177
Prepaid expenses	827	(485)
Accounts payable	54,299	(29,292)
Accrued liabilities	32,520	37,023
Current income tax liability	(1,527)	1,399
Net regulatory assets and liabilities	(54,277)	1,098
	$(1,790)	$(47,819)